SIGNIFICANT COMMITMENTS AND AGREEMENTS - Capital expenditures (Details) - Dec. 31, 2017 $ in Millions, Rp in Billions	EUR (€)	USD ($)	IDR (Rp)
Capital expenditures
Capital expenditures			Rp 9,344
Rupiah
Capital expenditures
Capital expenditures			6,737
USD
Capital expenditures
Capital expenditures		$ 192	2,604
Euro
Capital expenditures
Capital expenditures	€ 0.21		Rp 3